Allowance for Credit Losses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2012 Retail Loans Auto loans INR		Mar. 31, 2011 Retail Loans Auto loans INR		Mar. 31, 2012 Retail Loans Personal loans/Credit card INR		Mar. 31, 2011 Retail Loans Personal loans/Credit card INR		Mar. 31, 2012 Retail Loans Retail business banking INR		Mar. 31, 2011 Retail Loans Retail business banking INR		Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2012 Retail Loans Housing loans INR		Mar. 31, 2011 Retail Loans Housing loans INR		Mar. 31, 2012 Retail Loans Other retail INR		Mar. 31, 2011 Retail Loans Other retail INR		Mar. 31, 2012 Retail Loans Unallocated INR		Mar. 31, 2011 Retail Loans Unallocated INR		Mar. 31, 2012 Wholesale loans INR		Mar. 31, 2011 Wholesale loans INR		Mar. 31, 2012 Wholesale loans Unallocated INR		Mar. 31, 2011 Wholesale loans Unallocated INR
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	$ 508.8		25,894.3		23,760.6		503.1		1,066.6		895.2		1,650.9		4,396.8		3,632.9		594.1		804.9		237.2		281.6		1,885.9		1,772.6		8,357.0		8,954.9		7,577.5		4,610.8		1,447.5		985.4
Write-offs	(201.0)		(10,229.6)		(11,845.8)		(1,277.1)		(1,986.0)		(4,862.7)		(7,154.6)		(220.6)		(200.2)		(555.8)		(496.0)		(46.3)		(155.5)		(448.7)		(1,185.3)						(2,818.4)		(668.2)
Net allowance for credit losses	240.6	[1]	12,242.2	[1]	13,979.5	[2]	1,235.7	[1]	1,422.5	[2]	4,723.4	[1]	6,398.9	[2]	366.5	[1]	964.1	[2]	939.7	[1]	285.2	[2]	78.5	[1]	111.1	[2]	438.1	[1]	1,298.6	[2]	3,025.5	[1]	(597.9)	[2]	1,674.6	[1]	3,634.9	[2]	(239.8)	[1]	462.1	[2]
Allowance for credit losses, end of the period	548.4		27,906.9		25,894.3		461.7		503.1		755.9		895.2		4,542.7		4,396.8		978.0		594.1		269.4		237.2		1,875.3		1,885.9		11,382.5		8,357.0		6,433.7		7,577.5		1,207.7		1,447.5
Allowance for credit losses:
Allowance individually evaluated for impairment	126.4		6,433.7		7,577.5		0		0		0		0		0		0		0		0		0		0		0		0		0		0		6,433.7		7,577.5		0		0
Allowance collectively evaluated for impairment	422.0		21,473.2		18,316.8		461.7		503.1		755.9		895.2		4,542.7		4,396.8		978.0		594.1		269.4		237.2		1,875.3		1,885.9		11,382.5		8,357.0		0		0		1,207.7		1,447.5
Loans:
Loans individually evaluated for impairment	151.8		7,723.6		9,502.9		0		0		0		0		0		0		0		0		0		0		0		0		0		0		7,723.6		9,502.9		0		0
Loans collectively evaluated for impairment	$ 39,822.3		2,026,557.6		1,639,247.4		952.5		982.6		1,087.4		1,304.9		5,015.4		5,126.2		1,589.4		730.2		402.1		448.3		2,264.5		2,567.3		1,333,655.5		968,985.1		0		0		681,590.8		659,102.8

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,404.9 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,357.6 million.